UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3456

General Government Securities Money Market Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statement of Changes in Net Assets

13	Financial Highlights

15	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

The Fund

General Government Securities Money Market Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for General Government Securities Money Market Fund, covering the six-month period from December 1, 2008, through May 31, 2009.

While most financial markets went on a wild ride during the fund’s reporting period, money market yields generally moved in one direction — down — trending alongside short-term interest rates to historical lows. The Federal Reserve Board’s target of 0% to 0.25% for the overnight federal funds rate along with historic levels of demand for “cash” have served as anchors for money market yields in a domestic economy that has struggled with a 6.3% annualized contraction over the fourth quarter of 2008 and a 5.7% revised estimate of economic contraction during the first quarter of 2009.

The stock and bond markets’ enormous swings have caused investors to wonder if the markets are forecasting sustainable economic improvement, or could this be a bear market rally where securities reach such depressed levels that even the slightest hint of good news lifts prices.We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many rallies — when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy while still being considerate of your current liquid asset needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2008, through May 31, 2009, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2009, General Government Securities Money Market Fund’s Class A shares produced an annualized yield of 0.08%, and its Class B shares produced an annualized yield of 0.01%. Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.08% and 0.01%, respectively.1

Money market yields declined along with short-term interest rates over the reporting period, as the Federal Reserve Board (the “Fed”) reduced its target range for the overnight federal funds rate to between 0% and 0.25%, in its attempts to stimulate economic growth and stabilize the banking system.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). These instruments include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Money Market Yields Plunged During the Downturn

The reporting period began in the midst of the most severe market turmoil since the 1930s. In the months prior to the start of the reporting period, major financial institutions found themselves unable to obtain short-term funding due to massive losses among mortgage- and asset-backed securities. In the ensuing tumult, investment bank Lehman

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Brothers filed for bankruptcy, and other major firms were either nationalized or sold to former rivals. Congress passed the $700 billionTroubled Assets Relief Program (TARP) to shore up the nation’s banks, and the Fed pumped massive amounts of liquidity into the financial system.

The Lehman Brothers bankruptcy led to reduced liquidity in the commercial paper market, forcing one venerable fund’s net asset value below $1 per share. Other funds’ sponsors stepped in with cash infusions that enabled them to maintain stable net asset values.To prevent a surge in withdrawals, the U.S. government adopted the Temporary Guarantee Program for Money Market Funds, and the commercial paper market subsequently stabilized. On March 31, the U.S. government announced a further extension of the Temporary Guarantee Program for Money Market Funds until September 18, 2009.

When the reporting period began, the economic downturn continued to gain momentum as job losses mounted and consumer confidence plunged. The Fed implemented an additional rate cut in December, and the target for the federal funds rate ended 2008 between 0% and 0.25%, a record low. Money market yields declined to unusually low levels along with short-term interest rates.

U.S. economic activity contracted by 6.3% in the fourth quarter of 2008, and disappointing economic news continued to undermine investor sentiment in early 2009. In January, it was announced that the median sales price of single-family homes had fallen 12% in December compared to one year earlier.The U.S. economy lost more than 650,000 jobs per month in February and March. Meanwhile, the Conference Board’s Consumer Confidence Index reached the lowest level since its inception in 1967. In an effort to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act to retain and create jobs, provide budget relief to states and localities, maintain social programs and offer tax relief to businesses and individuals.

After hitting a multi-year low in early March, the U.S. stock market staged an impressive rebound through the reporting period’s end. Despite an estimated –6.1% annualized GDP growth rate over the first quarter of 2009, the markets were buoyed by signs that the economic downturn may be decelerating, including lower-than-expected numbers of jobless claims in April and May, signs of potential stabilization in some housing markets and an increase in retail sales. In addition, a decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improved liquidity conditions in the global credit markets. However, the unemployment rate climbed to 9.4% in May, a 26-year high, suggesting that the recession had not yet run its course.

Amid Turmoil, a Focus on Quality and Liquidity

Early in the reporting period, in the midst of heightened volatility and highly challenging liquidity conditions in some market sectors, we focused on U.S. government-backed money market instruments with short maturities. As conditions stabilized, we lengthened the fund’s weighted average maturity toward a range that was roughly in line with industry averages.

Despite recent signs of potential economic improvement, we generally remain concerned regarding liquidity conditions and tighter loan standards. In addition, the Fed opined at its April 2009 meeting that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” Therefore, we intend to maintain the fund’s conservative credit posture and focus on liquidity.

June 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class A shares would have produced annualized and annualized effective yields of –0.07%, and Class B shares would have produced annualized and annualized effective yields of –0.30%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2009
	Class A	Class B

Expenses paid per $1,000†	$ 3.39	$ 3.74
Ending value (after expenses)	$1,000.40	$1,000.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2009
	Class A	Class B

Expenses paid per $1,000†	$ 3.43	$ 3.78
Ending value (after expenses)	$1,021.54	$1,021.19

† Expenses are equal to the fund's annualized expense ratio of .68% for Class A shares and .75% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2009 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—79.4%	Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
9/15/09	0.30	100,000,000 [a]	99,998,604
3/12/10	0.45	54,180,000 [a]	54,142,203
Federal Home Loan Bank:
6/2/09	0.44	50,000,000	49,999,389
8/4/09	0.59	115,000,000	115,399,331
8/5/09	0.55	15,000,000	14,985,104
8/11/09	0.56	50,000,000	49,944,778
9/4/09	0.36	150,000,000 [a]	150,000,000
9/18/09	0.39	66,000,000 [a]	66,001,939
10/2/09	0.38	40,000,000	39,948,750
12/30/09	0.61	50,000,000	49,820,389
5/11/10	0.64	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.:
6/2/09	0.45	150,000,000 [b]	149,998,125
7/6/09	0.30	38,500,000 [b]	38,488,771
7/7/09	0.30	34,702,000 [b]	34,691,590
7/28/09	0.35	100,000,000 [b]	99,944,583
9/14/09	0.70	100,000,000 [b]	99,795,833
9/30/09	0.45	50,000,000 [b]	49,924,375
Federal National Mortgage Association:
6/1/09	0.41	175,000,000 [a,b] 175,000,000
7/22/09	1.10	100,000,000 [a,b]	99,968,204
Total U.S. Government Agencies
(cost $1,538,051,968)		1,538,051,968

Repurchase Agreements—20.6%

Banc of America Securities LLC
dated 5/29/09, due 6/1/09 in the
amount of $60,000,800 (fully
collateralized by $60,909,400
U.S. Treasury Notes, 1.375%,
due 2/15/12, value $61,200,077)	0.16	60,000,000	60,000,000
Barclays Financial LLC
dated 5/29/09, due 6/1/09 in the
amount of $70,000,992 (fully
collateralized by $61,426,000
U.S. Treasury Bills, due 4/1/10,
value $61,200,014 and $9,221,000
U.S. Treasury Notes, 4.75%, due 8/15/17,
value $10,200,041)	0.17	70,000,000	70,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)

Calyon Securities (USA)
dated 5/29/09, due 6/1/09 in the
amount of $50,000,792 (fully
collateralized by $46,865,000
Federal National Mortgage
Association, 4.75%, due 2/21/13,
value $51,000,394)	0.19	50,000,000	50,000,000
Citigroup Global Markets Holdings Inc.
dated 5/29/09, due 6/1/09 in the
amount of $70,000,875 (fully
collateralized by $60,109,000
Federal Farm Credit Bank,
1.59%-5.375%, due 6/4/09-5/20/19,
value $60,126,218 and $11,200,000
Federal Home Loan Bank, 4.90%,
due 1/29/24, value $11,274,405)	0.15	70,000,000	70,000,000
Deutsche Bank Securities
dated 5/29/09, due 6/1/09 in the
amount of $50,000,667 (fully
collateralized by $54,736,700
U.S. Treasury Notes, 2.75%,
due 2/15/19, value $51,000,076)	0.16	50,000,000	50,000,000
Goldman, Sachs & Co.
dated 5/29/09, due 6/1/09 in the
amount of $50,000,417 (fully
collateralized by $13,997,900
U.S. Treasury Bonds, 7.125%,
due 2/15/23, value $18,233,844
and $31,375,200 U.S. Treasury Notes,
4.75%, due 2/15/10, value $32,766,225)	0.10	50,000,000	50,000,000

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)

HSBC USA Inc.
dated 5/29/09, due 6/1/09 in the
amount of $50,000,625 (fully
collateralized by $49,665,000
Federal Home Loan Mortgage Corp.,
5.40%, due 6/4/09, value $51,000,991)	0.15	50,000,000	50,000,000
Total Repurchase Agreements
(cost $400,000,000)			400,000,000

Total Investments (cost $1,938,051,968)		100.0%	1,938,051,968

Liabilities, Less Cash and Receivables		(.0%)	(119,786)

Net Assets		100.0%	1,937,932,182

a	Variable rate security—interest rate subject to periodic change.

b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

U.S. Government Agencies	79.4	Repurchase Agreements	20.6
			100.0
† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES May 31, 2009 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including repurchase agreements
of $400,000,000)—Note 1(b)	1,938,051,968	1,938,051,968
Cash		1,738,783
Receivable for shares of Common Stock subscribed		1,590,738
Prepaid expenses		136,982
		1,941,518,471
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		817,276
Payable for shares of Common Stock redeemed		2,716,766
Accrued expenses		52,247
		3,586,289
Net Assets ($)		1,937,932,182
Composition of Net Assets ($):
Paid-in capital		1,938,055,434
Accumulated net realized gain (loss) on investments		(123,252)
Net Assets ($)		1,937,932,182

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	89,347,753	1,848,584,429
Shares Outstanding	89,355,389	1,848,715,810
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	8,060,554
Expenses:
Management fee—Note 2(a)	5,271,889
Shareholder servicing costs—Note 2(c)	3,068,270
Distribution fees, service and prospectus fees—Note 2(b)	2,118,205
Treasury insurance expense—Note 1(e)	368,641
Custodian fees—Note 2(c)	80,575
Directors’ fees and expenses—Note 2(d)	57,532
Registration fees	48,763
Professional fees	34,049
Shareholders’ reports	7,430
Miscellaneous	13,710
Total Expenses	11,069,064
Less—reduction in expenses due to undertaking—Note 2(a)	(3,041,920)
Less—reduction in shareholder servicing
costs due to undertaking—Note 2(c)	(108,617)
Less—reduction in fees due to earnings credits—Note 1(b)	(3,209)
Net Expenses	7,915,318
Investment Income—Net, representing net increase
in net assets resulting from operations	145,236

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)	November 30, 2008

Operations ($):
Investment income—net	145,236	30,457,424
Net realized gain (loss) on investments	—	279,500
Net Increase (Decrease) in Net Assets
Resulting from Operations	145,236	30,736,924
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(46,203)	(1,560,129)
Class B Shares	(99,033)	(28,897,295)
Total Dividends	(145,236)	(30,457,424)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	518,341,454	577,719,521
Class B Shares	1,820,617,416	5,105,202,161
Dividends reinvested:
Class A Shares	44,755	1,515,036
Class B Shares	97,860	28,718,967
Cost of shares redeemed:
Class A Shares	(550,174,983)	(524,690,084)
Class B Shares	(2,144,439,074)	(4,387,846,750)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(355,512,572)	800,618,851
Total Increase (Decrease) in Net Assets	(355,512,572)	800,898,351
Net Assets ($):
Beginning of Period	2,293,444,754	1,492,546,403
End of Period	1,937,932,182	2,293,444,754

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2009		Year Ended November 30,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.020	.043	.041	.022	.005
Distributions:
Dividends from
investment income—net	(.000)[a]	(.020)	(.043)	(.041)	(.022)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.08[b]	2.01	4.44	4.16	2.24	.52
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.83[b]	.81	.78	.80	.79	.79
Ratio of net expenses
to average net assets	.68[b]	.81[c]	.78	.80	.79	.79
Ratio of net investment income
to average net assets	.08[b]	1.84	4.45	4.06	2.18	.51
Net Assets, end of period
($ x 1,000)	89,348	121,137	66,357	360,382	443,079	517,063

a	Amount represents less than $.001 per share.

b	Annualized.

c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2009		Year Ended November 30,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.018	.042	.039	.020	.003
Distributions:
Dividends from
investment
income—net	(.000)[a]	(.018)	(.042)	(.039)	(.020)	(.003)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02[b]	1.79	4.25	3.95	2.02	.32
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	1.06[b]	1.04	1.04	1.03	1.04	1.04
Ratio of net expenses
to average net assets	.75[b]	1.02	1.01	1.01	1.01	.98
Ratio of net investment
income to average
net assets	.01[b]	1.67	4.16	3.89	1.96	.30
Net Assets,
end of period
($ x 1,000)	1,848,584	2,172,308	1,426,190	1,089,717	1,061,190	719,095

a	Amount represents less than $.001 per share.

b	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (10 billion shares authorized) and Class B (6 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act,. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2009, sub-accounting service fees amounted to $499,359 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,938,051,968
Level 3—Significant Unobservable Inputs	—
Total	1,938,051,968

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund’s Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $123,252 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2008. If not applied, the carryover expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2008 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009.The fund’s participation in the Program has expired effective May 1, 2009. As a result, shareholder assets in the fund that were covered under the Program since September 19, 2008 will no longer be covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2009, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. The expense reimbursement, pursuant to the undertaking amounted to $79,461 for Class A and $2,962,459 for Class B shares during the period ended May 31, 2009.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing Class A shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2009, Class A shares were charged $111,809 pursuant to the Plan.

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended May 31, 2009, Class B shares were charged $2,006,396 pursuant to the Class B Distribution Plan.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c)	Under the Shareholder Services Plan with respect to Class A (“Class

A	Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2009, Class A shares were charged $21,092 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2008 through May 31, 2009, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.02% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be terminated at anytime. During the period ended May 31, 2009, Class B shares were charged $2,496,796 pursuant to the Class B Shareholder Services Plan, of which $108,617 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $27,855, pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $2,292 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $80,575 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $3,291 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $848,999, Rule 12b-1 distribution plan fees $339,716, shareholder services plan fees $482,429, custodian fees $64,121, chief compliance officer fees $1,150 and transfer agency per account fees $9,100, which are offset against an expense reimbursement currently in effect in the amount of $928,239.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

13	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

The Fund

General Treasury Prime Money Market Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for General Treasury Prime Money Market Fund, covering the six-month period from December 1, 2008, through May 31, 2009.

While most financial markets went on a wild ride during the fund’s reporting period, money market yields generally moved in one direction — down — trending alongside short-term interest rates to historical lows. The Federal Reserve Board’s target of 0% to 0.25% for the overnight federal funds rate along with historic levels of demand for “cash” have served as anchors for money market yields in a domestic economy that has struggled with a 6.3% annualized contraction over the fourth quarter of 2008 and a 5.7% revised estimate of economic contraction during the first quarter of 2009.

The stock and bond markets’ enormous swings have caused investors to wonder if the markets are forecasting sustainable economic improvement, or could this be a bear market rally where securities reach such depressed levels that even the slightest hint of good news lifts prices.We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many rallies — when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy while still being considerate of your current liquid asset needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2008, through May 31, 2009, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2009, General Treasury Prime Money Market Fund’s Class A shares produced an annualized yield of 0.01%, and its Class B shares produced an annualized yield of 0.01%. Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.01% and 0.01%, respectively.1

Money market yields declined along with short-term interest rates over the reporting period, as the Federal Reserve Board (the “Fed”) reduced its target range for the overnight federal funds rate to between 0% and 0.25%, in its attempts to stimulate economic growth and stabilize the banking system.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

U.S. Treasury Bills’ Yields Plunged During the Downturn

The reporting period began in the midst of the most severe market turmoil since the 1930s. In the months prior to the start of the reporting period, major financial institutions found themselves unable to obtain short-term funding due to massive losses among mortgage-and asset-backed securities. In the ensuing tumult, investment bank Lehman Brothers filed for bankruptcy, and other major firms were either nationalized or sold to former rivals. Congress passed the $700 billion Troubled Assets Relief Program (TARP) to shore up the nation’s banks, and the Fed pumped massive amounts of liquidity into the financial system.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The Lehman Brothers bankruptcy led to reduced liquidity in the commercial paper market, forcing one venerable fund’s net asset value below $1 per share. Other funds’ sponsors stepped in with cash infusions that enabled them to maintain stable net asset values.Although U.S.Treasury money market funds were not directly affected by turmoil in the commercial paper market, they experienced a surge in deposits as investors fled prime money market funds. To stem the surge in withdrawals, the U.S. government adopted theTemporary Guarantee Program for Money Market Funds. As a result, the commercial paper market subsequently stabilized, and asset flows reversed course, leaving U.S.Treasury money market funds for their prime counterparts. On March 31, the U.S. government announced a further extension of theTemporary Guarantee Program for Money Market Funds until September 18, 2009.

When the reporting period began, the economic downturn continued to gain momentum as job losses mounted and consumer confidence plunged. The Fed implemented an additional rate cut in December, and the target for the federal funds rate ended 2008 between 0% and 0.25%, a record low.Yields of U.S. Treasury bills declined along with short-term interest rates, dipping at times to 0%.

U.S. economic activity contracted by 6.3% in the fourth quarter of 2008, and disappointing economic news continued to undermine investor sentiment in early 2009. In January, it was announced that the median sales price of single-family homes had fallen 12% in December compared to one year earlier.The U.S. economy lost more than 650,000 jobs per month in February and March. Meanwhile, the Conference Board’s Consumer Confidence Index reached the lowest level since its inception in 1967. In an effort to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act to retain and create jobs, provide budget relief to states and localities, maintain social programs and offer tax relief to businesses and individuals.

After hitting a multi-year low in early March, the U.S. stock market staged an impressive rebound through the reporting period’s end. Despite an estimated –6.1% annualized GDP growth rate over the first

4

quarter of 2009, the markets were buoyed by signs that the economic downturn may be decelerating, including lower-than-expected numbers of jobless claims in April and May, signs of potential stabilization in some housing markets and an increase in retail sales. In addition, a decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improved liquidity conditions in the global credit markets. However, the unemployment rate climbed to 9.4% in May, a 26-year high, suggesting that the recession had not yet run its course.

Amid Turmoil, a Focus on Quality and Liquidity

Early in the reporting period, in the midst of heightened volatility and highly challenging liquidity conditions in some market sectors, we focused on U.S. government-backed money market instruments with short maturities. As conditions stabilized, we lengthened the fund’s weighted average maturity toward a range that was roughly in line with industry averages.

Despite recent signs of potential economic improvement, we generally remain concerned regarding liquidity conditions and tighter loan standards in the credit markets. In addition, the Fed opined at its April 2009 meeting that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”Therefore, we intend to maintain the fund’s focus on liquidity.

June 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.

Had these expenses not been absorbed, the fund’s Class A shares would have produced annualized and annualized effective yields of –0.34%, and Class B shares would have produced annualized and annualized effective yields of –0.64%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Prime Money Market Fund from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2009
	Class A	Class B

Expenses paid per $1,000†	$ 2.24	$ 2.04
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2009
	Class A	Class B

Expenses paid per $1,000†	$ 2.27	$ 2.07
Ending value (after expenses)	$1,022.69	$1,022.89

† Expenses are equal to the fund’s annualized expense ratio of .45% for Class A and .41% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2009 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—100.2%	Purchase (%)	Amount ($)	Value ($)

6/4/09	0.39	339,900,000	339,888,919
6/11/09	0.27	240,000,000	239,981,833
6/18/09	0.22	207,746,000	207,724,418
6/25/09	0.18	40,000,000	39,995,333
7/2/09	0.20	22,506,000	22,502,211
7/9/09	0.10	6,400,000	6,399,324
7/16/09	0.18	25,000,000	24,994,531
7/23/09	0.16	145,000,000	144,965,550
7/30/09	0.26	190,800,000	190,717,941
8/6/09	0.13	9,000,000	8,997,855
9/10/09	0.45	90,000,000	89,886,375
10/1/09	0.39	20,000,000	19,973,567
10/15/09	0.35	104,000,000	103,864,453
11/5/09	0.33	25,000,000	24,964,021
11/12/09	0.29	130,000,000	129,831,217
11/19/09	0.29	225,000,000	224,687,687
12/17/09	0.69	20,000,000	19,923,717
Total Investments (cost $1,839,298,952)		100.2%	1,839,298,952
Liabilities, Less Cash and Receivables		(.2%)	(2,911,336)
Net Assets		100.0%	1,836,387,616

Portfolio Summary (Unaudited)†
			Value (%)

U.S. Treasury Bills			100.2

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2009 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,839,298,952	1,839,298,952
Cash		707,869
Prepaid expenses		166,244
		1,840,173,065
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		499,935
Payable for shares of Common Stock redeemed		3,260,732
Accrued expenses		24,782
		3,785,449
Net Assets ($)		1,836,387,616
Composition of Net Assets ($):
Paid-in capital		1,836,355,125
Accumulated net realized gain (loss) on investments		32,491
Net Assets ($)		1,836,387,616

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	59,516,231	1,776,871,385
Shares Outstanding	59,515,166	1,776,839,959
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	4,267,498
Expenses:
Management fee—Note 2(a)	5,095,311
Shareholder servicing costs—Note 2(c)	3,035,946
Distribution, service and prospectus fees—Note 2(b)	2,043,464
Treasury insurance expense—Note 1(e)	241,826
Registration fees	122,750
Directors’ fees and expenses—Note 2(d)	61,623
Custodian fees—Note 2(c)	43,402
Professional fees	31,411
Shareholders’ reports	11,078
Miscellaneous	11,543
Total Expenses	10,698,354
Less—reduction in expenses
due to undertaking—Note 2(a)	(5,840,442)
Less—reduction in shareholder servicing
costs due to undertaking—Note 2(c)	(640,164)
Less—reduction in fees due to
earnings credits—Note 1(b)	(3,239)
Net Expenses	4,214,510
Investment Income—Net	52,989
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	24,059
Net Increase in Net Assets Resulting from Operations	77,048

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)	November 30, 2008

Operations ($):
Investment income—net	52,989	3,734,145
Net realized gain (loss) on investments	24,059	8,432
Net Increase (Decrease) in Net Assets
Resulting from Operations	77,048	3,742,577
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,655)	(117,987)
Class B Shares	(51,334)	(3,618,268)
Total Dividends	(52,989)	(3,736,255)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	45,188,032	119,245,145
Class B Shares	2,202,639,132	4,110,166,904
Dividends reinvested:
Class A Shares	1,655	116,715
Class B Shares	51,334	3,588,908
Cost of shares redeemed:
Class A Shares	(63,966,828)	(42,089,384)
Class B Shares	(2,577,191,894)	(2,191,690,836)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(393,278,569)	1,999,337,452
Total Increase (Decrease) in Net Assets	(393,254,510)	1,999,343,774
Net Assets ($):
Beginning of Period	2,229,642,126	230,298,352
End of Period	1,836,387,616	2,229,642,126

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2009		Year Ended November 30,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.013	.039	.038	.020	.004
Distributions:
Dividends from
investment income—net	(.000)[a]	(.013)	(.039)	(.038)	(.020)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00	1.28	4.01	3.84	2.00	.42
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80[b]	.79	1.09	1.05	1.03	.93
Ratio of net expenses
to average net assets	.45[b]	.77	.80	.80	.80	.80
Ratio of net investment income
to average net assets	.01[b]	.55	3.88	3.69	2.08	.34
Net Assets, end of period
($ x 1,000)	59,516	78,293	1,020	2,244	5,375	4,848

a	Amount represents less than $.001 per share.

b	Annualized.

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2009		Year Ended November 30,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.010	.037	.036	.018	.003
Distributions:
Dividends from
investment income—net	(.000)[a]	(.010)	(.037)	(.036)	(.018)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00	1.05	3.80	3.64	1.80	.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[b]	1.07	1.20	1.20	1.27	1.15
Ratio of net expenses
to average net assets	.41[b]	.96	1.00	.99	1.00	.92
Ratio of net investment income
to average net assets	.01[b]	.52	3.60	3.64	1.88	.26
Net Assets, end of period
($ x 1,000)	1,776,871	2,151,350	229,278	73,282	50,027	29,806

a	Amount represents less than $.001 per share.

b	Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Treasury Prime Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 4 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (1 billion shares authorized) and Class B (3 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2009, sub-accounting service fees amounted to $493,331 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

14

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,839,298,952
Level 3—Significant Unobservable Inputs	—
Total	1,839,298,952

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2008 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

16

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009. The fund’s participation in the Program has expired effective May 1, 2009. As a result, shareholder assets in the fund that were covered under the Program since September 19, 2008 will no longer be covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2009, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. The expense reimbursement, pursuant to the undertaking amounted to $107,782 for Class A and $5,732,660 for Class B shares during the period ended May 31, 2009.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any full fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from

18

time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2009, Class A shares were charged $64,969 pursuant to the Plan.

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended May 31, 2009, Class B shares were charged $1,978,495 pursuant to the Class B Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Manager had undertaken from December 1, 2008 through May 31, 2009, to reduce the expenses of Class A shares if the aggregate expenses of Class A shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed .80% of the value of the average daily net

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

assets of Class A. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2009, Class A shares were charged $7,618 pursuant to the Class A Shareholder Services Plan, of which $5,261 was reimbursed by the Manager, due to an undertaking.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of these services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2008 through May 31, 2009, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.02% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2009, Class B shares were charged $2,466,658 pursuant to the Class B Shareholder Services Plan, of which $634,903 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $44,279 pursuant to the transfer agency agreement.

20

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $2,768 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $43,402 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $3,291 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $756,739, Rule 12b-1 distribution plan fees $318,552, shareholder services plan fees $462,444, custodian fees $32,208, chief compliance officer fees $1,150 and transfer agency per account fees $14,000, which are offset against an expense reimbursement currently in effect in the amount of $1,085,158.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	July 23, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)